Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
During the years ended December 31, 2021, 2020 and 2019, assets depreciated on a straight-line basis over their estimated useful lives as follows:

Years
Buildings	33 - 40
Plant, machinery and equipment	2 - 25
Other assets	2 - 34

	Land	Buildings	Plant, machinery and equipment	Other (1) assets	Advances and tangible assets in progress	Total
	(€ million)
Gross carrying amount at January 1, 2020	€554	€7,576	€34,515	€4,791	€1,663	€49,099
Additions	2	286	996	93	982	2,359
Divestitures	(22)	(172)	(1,050)	(84)	(13)	(1,341)
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	(13)	(176)	(510)	(70)	(80)	(849)
Transfer to Assets held for sale	—	—	—	—	—	—
Other changes	(7)	81	362	341	(928)	(151)
At December 31, 2020	514	7,595	34,313	5,071	1,624	49,117
FCA-PSA merger	1,237	4,371	9,799	807	4,452	20,666
Additions	2	348	2,995	214	1,569	5,128
Divestitures	(39)	(469)	(875)	(155)	(11)	(1,549)
Change in the scope of consolidation	(114)	(2,046)	(5,109)	(628)	(431)	(8,328)
Translation differences	51	272	816	83	128	1,350
Transfer from Assets held for sale	1	18	34	—	4	57
Other changes	(1)	143	3,575	682	(3,391)	1,008
At December 31, 2021	1,651	10,232	45,548	6,074	3,944	67,449
Accumulated depreciation and impairment losses at January 1, 2019	23	4,507	27,147	1,287	28	32,992
Depreciation	—	409	1,576	172	—	2,157
Divestitures	(1)	(121)	(989)	(59)	—	(1,170)
Impairment losses and asset write-offs	—	19	73	—	—	92
Change in the scope of consolidation	—	—	—	—	—	—
Translation differences	—	(90)	(400)	(31)	(9)	(530)
Transfer to Assets held for sale	—	—	—	—	—	—
Other changes	1	(76)	(306)	(31)	5	(407)
At December 31, 2020	23	4,648	27,101	1,338	24	33,134
Depreciation	1	545	3,096	350	—	3,992
Divestitures	—	(210)	(822)	(138)	—	(1,170)
Impairment losses and asset write-offs	—	66	71	—	—	137
Change in the scope of consolidation	(8)	(931)	(3,266)	(433)	—	(4,638)
Translation differences	—	18	56	11	—	85
Transfer to Assets held for sale	—	—	(3)	(1)	—	(4)
Other changes	1	33	287	104	—	425
At December 31, 2021	17	4,169	26,520	1,231	24	31,961
Carrying amount at December 31, 2020	€491	€2,947	€7,212	€3,733	€1,600	€15,983
Carrying amount at December 31, 2021	€1,634	€6,063	€19,028	€4,843	€3,920	€35,488
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(1) Other assets includes vehicles sold with a buyback commitments for which the divestitures are reported on a net basis within the changes of gross carrying amount.

Disclosure of changes in right-of-use assets
Changes in Right-of-use assets are as follows:

	Land	Buildings	Plant, machinery and equipment	Other assets	Total
	(€ million)
Balance at January 1, 2020	3	1,392	109	131	1,635
Depreciation	—	(262)	(59)	(50)	(371)
Additions	1	231	182	46	460
Divestitures	—	(18)	(13)	(11)	(42)
Change in the scope of consolidation	—	69	(2)	(6)	61
Translation differences	—	(55)	(1)	(3)	(59)
Other	—	—	—	—	—
Balance at December 31, 2020	4	1,357	216	107	1,684
FCA-PSA merger	20	1,395	300	187	1,902
Depreciation	(1)	(285)	(125)	(118)	(529)
Additions	—	133	33	117	283
Change in the scope of consolidation	—	(745)	(73)	(79)	(897)
Divestitures	(2)	(178)	(18)	(4)	(202)
Translation differences	1	98	17	11	127
Other	—	(41)	(1)	—	(42)
Balance at December 31, 2021	€22	€1,734	€349	€221	€2,326